Trade and other receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

Note 11	Trade and other receivables

AS AT	NOTE	December 31, 2018	December 31, 2017	January 1, 2017
Trade receivables(1)		3,026	3,135	2,973
Allowance for doubtful accounts	26	(51)	(54)	(60)
Allowance for revenue adjustments		(106)	(84)	(83)
Current tax receivable		14	31	35
Other accounts receivable		123	101	123
Total trade and other receivables		3,006	3,129	2,988
(1) The details of securitized trade receivables are set out in Note 21, Debt due within one year.